Restricted Cash (Details) - Tradeweb Markets LLC - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Entity Information [Line Items]
Restricted cash	$ 1,200,000
Predecessor
Entity Information [Line Items]
Restricted cash		$ 1,200,000	$ 1,200,000	$ 1,000,000